Note 6 - Deferred Charges, Net (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Deferred Loan Commitment Fees Incurred During Period	$ 13,700	$ 13,700	$ 420,391